Trade and Other Receivables - Schedule of Currency Profiles of the Group’s Trade and Other Receivables (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Currency Profiles of the Group’s Trade and Other Receivables [Line Items]
Trade and other receivables	$ 16,096,160	$ 2,072,191	$ 13,510,032
Hong Kong Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Receivables [Line Items]
Trade and other receivables	9,673,810	1,245,389	12,947,723
United States Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Receivables [Line Items]
Trade and other receivables	$ 6,422,350	$ 826,802	$ 562,309